EXHIBIT 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-Jul-19	15-Jul-19	15-Aug-19
To	31-Jul-19	15-Aug-19
Days	31

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$226,994,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$5,740,168.48
Series Nominal Liquidation Amount	1,232,734,168.48

Required Participation Amount	$1,232,734,168.48
Excess Receivables	$203,439,393.36

Total Collateral	1,436,173,561.84

Collateral as Percent of Notes	143.62%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,329,845,846.27
Total Principal Collections	($1,963,058,448.61)
Investment in New Receivables	$1,721,498,001.02
Receivables Added for Additional Accounts	$0.00
Repurchases	($35,045,960.47)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($710,952,747.09)
Less Servicing Adjustment	($1,556,695.16)

Ending Balance	$4,340,729,995.96

SAP for Next Period	33.09%

Average Receivable Balance	$4,480,912,972.07
Monthly Payment Rate	43.81%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$19,716,653.58
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$19,716,653.58

Series Allocation Percentage at Month-End	33.09%
Floating Allocation Percentage at Month-End	79.94%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	2.325000%
Applicable Margin	0.560000%
	2.885000%

	Actual	Per $1000
Interest	2,484,305.56	2.48
Principal	—	—

		2.48
Total Due Investors	2,484,305.56
Servicing Fee	1,022,495.00

Excess Cash Flow	1,708,240.35

Reserve Account
Required Balance	$5,000,000.00
Current Balance	$5,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	2.30%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	44.21%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.